UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2013

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 68.9%
CONSUMER DISCRETIONARY - 7.7%
Hotels, Restaurants & Leisure - 1.7%
Yum! Brands Inc.	35,440	$2,414,173

Multiline Retail - 1.6%
Target Corp.	33,250	2,346,120

Specialty Retail - 2.2%
TJX Cos. Inc.	66,920	3,263,688

Textiles, Apparel & Luxury Goods - 2.2%
V.F. Corp.	17,950	3,199,049

TOTAL CONSUMER DISCRETIONARY		11,223,030

CONSUMER STAPLES - 8.6%
Beverages - 0.8%
PepsiCo Inc.	14,000	1,154,580

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	59,290	3,449,492

Food Products - 1.6%
Darling International Inc.	60,370	1,117,449	*
General Mills Inc.	23,685	1,194,198

Total Food Products		2,311,647

Household Products - 1.1%
Procter & Gamble Co.	20,040	1,538,471

Personal Products - 2.7%
Estee Lauder Cos. Inc., Class A Shares	56,820	3,940,467

TOTAL CONSUMER STAPLES		12,394,657

ENERGY - 7.6%
Energy Equipment & Services - 4.7%
National-Oilwell Varco Inc.	37,980	2,477,056
Schlumberger Ltd.	35,090	2,611,749
Tetra Technology Inc.	67,360	1,770,894	*

Total Energy Equipment & Services		6,859,699

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	39,100	2,888,708
Hess Corp.	16,920	1,221,285

Total Oil, Gas & Consumable Fuels		4,109,993

TOTAL ENERGY		10,969,692

FINANCIALS - 10.9%
Capital Markets - 2.6%
State Street Corp.	62,915	3,678,640

Commercial Banks - 3.7%
U.S. Bancorp	96,645	3,216,346
Wells Fargo & Co.	57,440	2,181,571

Total Commercial Banks		5,397,917

Consumer Finance - 2.4%
American Express Co.	51,020	3,490,278

Insurance - 2.2%
Arch Capital Group Ltd.	60,220	3,195,273	*

TOTAL FINANCIALS		15,762,108

HEALTH CARE - 8.3%
Biotechnology - 1.1%
Gilead Sciences Inc.	30,080	1,523,251	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.3%
Covidien PLC	30,070	$1,919,669

Health Care Providers & Services - 4.1%
Express Scripts Holding Co.	48,170	2,859,853	*
UnitedHealth Group Inc.	50,620	3,033,657

Total Health Care Providers & Services		5,893,510

Health Care Technology - 1.8%
Cerner Corp.	27,570	2,667,949	*

TOTAL HEALTH CARE		12,004,379

INDUSTRIALS - 6.7%
Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	73,730	1,474,600

Construction & Engineering - 1.4%
Quanta Services Inc.	72,900	2,003,292	*

Machinery - 2.6%
Danaher Corp.	45,170	2,752,660
Illinois Tool Works Inc.	16,040	1,035,542

Total Machinery		3,788,202

Road & Rail - 1.7%
Union Pacific Corp.	16,310	2,413,228

TOTAL INDUSTRIALS		9,679,322

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.6%
Cisco Systems Inc.	72,160	1,509,587
QUALCOMM Inc.	37,690	2,322,458

Total Communications Equipment		3,832,045

Computers & Peripherals - 3.1%
Apple Inc.	5,990	2,652,072
NetApp Inc.	50,945	1,777,471	*

Total Computers & Peripherals		4,429,543

Internet Software & Services - 3.1%
eBay Inc.	33,230	1,740,920	*
Google Inc., Class A Shares	3,370	2,778,801	*

Total Internet Software & Services		4,519,721

IT Services - 1.9%
Accenture PLC, Class A Shares	34,650	2,821,896

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp., Class A Shares	62,585	2,253,060

TOTAL INFORMATION TECHNOLOGY		17,856,265

MATERIALS - 2.6%
Chemicals - 2.6%
Air Products & Chemicals Inc.	19,254	1,674,328
Potash Corp. of Saskatchewan Inc.	49,045	2,064,794

TOTAL MATERIALS		3,739,122

TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Crown Castle International Corp.	34,730	2,674,210	*

UTILITIES - 2.4%
Electric Utilities - 0.8%
Northeast Utilities	27,390	1,241,589

Water Utilities - 1.6%
American Water Works Co. Inc.	54,830	2,296,280

TOTAL UTILITIES		3,537,869

TOTAL COMMON STOCKS (Cost - $66,927,483)		99,840,654

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	1.984%	6/26/34	$665,000	$705,011	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.112%	11/10/42	530,570	539,098	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.800%	12/10/49	422,346	452,011	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	24,232	25,104
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	426,440	449,145
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	436,479	459,454
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	1,019,324	1,024,557
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	271,907	292,571
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	377,996	389,852
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	182,646	183,908
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	455,658	466,359
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	502,279	519,736
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	301,145	310,896
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	220,563	226,947
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.380%	6/15/29	12,006	12,261	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,388,540)				5,351,899

CORPORATE BONDS & NOTES - 14.6%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	733,661

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	771,131

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	125,000	127,104

Oil, Gas & Consumable Fuels - 0.7%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	150,000	152,654
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	704,982
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	207,049

Total Oil, Gas & Consumable Fuels				1,064,685

TOTAL ENERGY				1,191,789

FINANCIALS - 8.5%
Capital Markets - 0.9%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	435,559
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	459,927
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	452,866

Total Capital Markets				1,348,352

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - 3.0%
Bank of Montreal, Senior Notes	1.400%	9/11/17	$225,000	$226,111
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	298,834
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	258,073
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	490,720
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,138,331
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	465,114
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	595,448
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	380,000	440,201
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	479,850

Total Commercial Banks				4,392,682

Consumer Finance - 1.2%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	1,275,000	1,297,312
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	415,600

Total Consumer Finance				1,712,912

Diversified Financial Services - 2.2%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,128,964
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	587,266
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	816,526
NYSE Euronext, Senior Notes	2.000%	10/5/17	400,000	411,071
Private Export Funding Corp.	4.974%	8/15/13	190,000	192,682

Total Diversified Financial Services				3,136,509

Real Estate Investment Trusts (REITs) - 1.2%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	142,692
HCP Inc., Senior Notes	2.625%	2/1/20	750,000	762,807
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	425,697
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	105,324
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	281,575

Total Real Estate Investment Trusts (REITs)				1,718,095

TOTAL FINANCIALS				12,308,550

HEALTH CARE - 1.6%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	402,869

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	183,165
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	187,807

Total Health Care Equipment & Supplies				370,972

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	125,000	126,281

Pharmaceuticals - 0.9%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	381,351
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	483,394
Wyeth, Notes	5.500%	2/15/16	425,000	483,241

Total Pharmaceuticals				1,347,986

TOTAL HEALTH CARE				2,248,108

INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	921,398

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	348,832

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	1.350%	12/15/17	$350,000	$352,775
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	400,000	402,299

Total Semiconductors & Semiconductor Equipment				755,074

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	211,053
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	463,275

Total Software				674,328

TOTAL INFORMATION TECHNOLOGY				1,778,234

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	743,555

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	496,467

TOTAL CORPORATE BONDS & NOTES (Cost - $19,448,130)				21,192,893

MORTGAGE-BACKED SECURITIES - 2.9%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	338,164	363,649
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	202,401	220,833
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	957,995	1,025,247
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	252,507	269,712
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	571,709	625,339
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	222,997	253,935
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	207,458	224,042

Total FHLMC				2,982,757

FNMA - 0.4%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	73	86
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	107,866	116,637
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	41,042	44,695
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	365,116	399,620

Total FNMA				561,038

GNMA - 0.4%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	506,150	556,118
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	60,413	69,716

Total GNMA				625,834

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,815,624)				4,169,629

MUNICIPAL BONDS - 0.3%
Pennsylvania - 0.3%
County of Montgomery, PA, GO, Build America Bonds (Cost - $405,634)	5.400%	10/1/30	400,000	477,716

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Agencies - 1.5%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	500,000	502,452
Federal Home Loan Bank (FHLB), Bonds	2.500%	7/5/22	500,000	501,122

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	$245,000	$246,436
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	475,000	500,428
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	461,106

Total U.S. Government Agencies				2,211,544

U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	813,472
U.S. Treasury Bonds	4.375%	11/15/39	204,000	265,869
U.S. Treasury Notes	1.375%	5/15/13	1,350,000	1,350,844
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,058,569
U.S. Treasury Notes	2.625%	8/15/20	2,229,000	2,459,389

Total U.S. Government Obligations				5,948,143

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,517,171)				8,159,687

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $104,197,195)				139,897,489

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $5,109,018; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $5,211,194) (Cost - $5,109,000)	0.130%	5/1/13	5,109,000	5,109,000

TOTAL INVESTMENTS - 100.0% (Cost - $109,306,195#)				145,006,489
Liabilities in Excess of Other Assets - 0.0%				(5,699)

TOTAL NET ASSETS - 100.0%				$145,000,790

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$99,840,654	—	—	$99,840,654
Asset-backed securities	—	$705,011	—	705,011
Collateralized mortgage obligations	—	5,351,899	—	5,351,899
Corporate bonds & notes	—	21,192,893	—	21,192,893
Mortgage-backed securities	—	4,169,629	—	4,169,629
Municipal bonds	—	477,716	—	477,716
U.S. government & agency obligations	—	8,159,687	—	8,159,687

Total long-term investments	$99,840,654	$40,056,835	—	$139,897,489

Short-term investments†	—	5,109,000	—	5,109,000

Total investments	$99,840,654	$45,165,835	—	$145,006,489

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,966,068
Gross unrealized depreciation	(265,774)

Net unrealized appreciation	$35,700,294

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 24, 2013